Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	With sales charge2
Average Annual Return, Percent		6.80%	3.11%	5.99%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	With sales charge
Average Annual Return, Percent		10.11%	3.39%	6.01%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
Average Annual Return, Percent		12.12%	4.34%	6.98%
Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L2
Average Annual Return, Percent		12.13%	4.34%		6.73%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent		11.65%	3.90%	6.53%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z2
Average Annual Return, Percent		12.22%	4.43%	7.06%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Without sales charge
Average Annual Return, Percent		11.83%	4.06%	6.69%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Without sales charge
Average Annual Return, Percent		11.11%	3.39%	6.01%
Class A | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Linked Index1
Average Annual Return, Percent		15.43%	3.71%	5.91%
Class C | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Linked Index1
Average Annual Return, Percent		15.43%	3.71%	5.91%
Class I | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Linked Index1
Average Annual Return, Percent		15.43%	3.71%	5.91%
Class L | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%	13.41%		15.51%
Class R | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Linked Index1
Average Annual Return, Percent		15.43%	3.71%	5.91%
Class Z | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Linked Index1
Average Annual Return, Percent		15.43%	3.71%	5.91%
Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%	13.41%	15.95%
Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%	13.41%	15.95%
Class I | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%	13.41%	15.95%
Class L | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Linked Index1
Average Annual Return, Percent		15.43%	3.71%		5.42%
Class R | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%	13.41%	15.95%
Class Z | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%	13.41%	15.95%